Financial income (expense), net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Financial income (expense), net
Interest income	$ 135	$ 189	$ 470	$ 685
Interest expense:
Interest expense	(5,412)	(6,240)	(17,007)	(18,849)
Commitment fees	(35)	(86)	(103)	(346)
Amortization of debt issuance cost and fair value of debt assumed	(567)	(631)	(1,737)	(1,746)
Total interest expense	(6,014)	(6,957)	(18,847)	(20,941)
Gain (loss) on debt extinguishment	0	0	0	1,030
Other items, net:
Foreign exchange gain (loss)	(157)	(105)	56	(160)
Bank charges, fees and other	(93)	(110)	(219)	(248)
Withholding tax on interest expense and other	(596)	(639)	(1,817)	(2,252)
Total other items, net	(846)	(854)	(1,980)	(2,660)
Total financial income (expense), net	(6,725)	$ (7,622)	(20,357)	$ (21,886)
Debt Instrument, Financial Covenants	$ 385,000		$ 385,000